Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	May 18, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Commitments And Contingencies [Line Items]
Operating lease right-of-use assets		$ 3,926		$ 6,014
Operating lease liabilities		3,988
Gain on lease termination			$ 5,307
Gain on litigation settlement		2,227
Freeline Therapeutics Gmbh
Commitments And Contingencies [Line Items]
Committed payments under services agreement for remainder fiscal period		2,200
Committed payments under services agreement for next year		3,100		2,200
Committed payments under services agreement		7,900
Manufacturing Agreement
Commitments And Contingencies [Line Items]
Annual minimum purchase commitment		6,000
Operating Lease Agreements
Commitments And Contingencies [Line Items]
Operating lease right-of-use assets				35,600
Operating lease liabilities				40,300
Gain on lease termination				$ 5,300
Brammer Bio MA, LLC
Commitments And Contingencies [Line Items]
Annual capacity access fee		$ 10,000
Settlement paid	$ 2,250
Discharged liabilities reversed	5,100
Prepaid expenses reversed	600
Gain on litigation settlement	$ 2,200